Northern Lights Fund Trust

Leader Global Bond Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Global Bond Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 21, 2015, (SEC Accession No. 0001580642-15-002291).